Employee benefit liabilities - Summary of employee benefit liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Non-current
Provision for gratuity (refer note 40)	₨ 169	$ 2	₨ 143
Total	169	2	143
Current
Provision for gratuity (refer note 40)	20	0	7
Provision for compensated absences	159	2	143
Share based payment liability			102
Total	₨ 179	$ 2	₨ 252